Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2015 Fund	May 30, 2024
Fidelity Freedom 2015 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	11.44%
Past 5 years	6.00%
Since Inception	4.63%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.98%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.76%

[1]	A From July 20, 2017 .